Intangible Assets - Summary of Significant Goodwill Amounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 8,116	€ 6,905
United States Cement [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 1,412
Discount rate applied to the cash flow projections (real pre-tax)	8.20%
Average EBITDA (as defined)* margin over the initial 5-year period	37.90%
Value-in-use (present value of future cash flows)	€ 5,579
Excess of value-in-use over carrying amount	2,594
Americas Building Products [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 1,655	€ 1,555
Discount rate applied to the cash flow projections (real pre-tax)	9.10%	10.30%
Average EBITDA (as defined)* margin over the initial 5-year period	15.30%	15.10%
Value-in-use (present value of future cash flows)	€ 6,753	€ 5,628
Excess of value-in-use over carrying amount	€ 3,412	€ 2,152